UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2018

Item 1.

Reports to Stockholders

Fidelity® Specialized High Income Central Fund Semi-Annual Report February 28, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Top Five Holdings as of February 28, 2018

(by issuer, excluding cash equivalents)	% of fund's net assets
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.4
CCO Holdings LLC/CCO Holdings Capital Corp.	3.7
T-Mobile U.S.A., Inc.	3.3
Bank of America Corp.	2.9
Citigroup, Inc.	2.6
16.9

Top Five Market Sectors as of February 28, 2018

% of fund's net assets
Energy	17.3
Banks & Thrifts	8.6
Cable/Satellite TV	8.3
Healthcare	7.7
Diversified Financial Services	7.7

Quality Diversification (% of fund's net assets)

As of February 28, 2018
BBB	0.4%
BB	74.3%
B	19.3%
CCC,CC,C	0.2%
Not Rated	0.3%
Short-Term Investments and Net Other Assets	5.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2018*
Nonconvertible Bonds	81.9%
Convertible Bonds, Preferred Stocks	0.5%
Bank Loan Obligations	3.4%
Other Investments	8.7%
Short-Term Investments and Net Other Assets (Liabilities)	5.5%

 * Foreign investments - 17.8%

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 82.4%
	Principal Amount	Value
Convertible Bonds - 0.5%
Broadcasting - 0.5%
DISH Network Corp.:
2.375% 3/15/24 (a)	$1,930,000	$1,739,146
3.375% 8/15/26	1,030,000	1,036,247
		2,775,393
Nonconvertible Bonds - 81.9%
Aerospace - 1.0%
DAE Funding LLC 4.5% 8/1/22 (a)	7,075,000	6,862,750
Air Transportation - 1.9%
Air Canada 7.75% 4/15/21 (a)	1,165,000	1,285,869
Allegiant Travel Co. 5.5% 7/15/19	5,920,000	6,045,800
American Airlines Group, Inc. 5.5% 10/1/19 (a)	1,880,000	1,917,600
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	743,175	772,902
United Continental Holdings, Inc. 4.25% 10/1/22	3,000,000	2,990,625
		13,012,796
Automotive & Auto Parts - 0.2%
Delphi Technologies PLC 5% 10/1/25 (a)	870,000	862,649
Jaguar Land Rover PLC 4.5% 10/1/27 (a)	965,000	916,750
		1,779,399
Banks & Thrifts - 0.7%
Ally Financial, Inc. 4.25% 4/15/21	1,520,000	1,533,300
Royal Bank of Scotland Group PLC 5.125% 5/28/24	3,630,000	3,719,120
		5,252,420
Broadcasting - 1.0%
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	3,800,000	3,724,000
5% 8/1/27 (a)	2,995,000	2,911,739
		6,635,739
Building Materials - 0.2%
Building Materials Corp. of America 4.75% 1/15/28 (a)	1,410,000	1,353,600
Cable/Satellite TV - 7.6%
Altice U.S. Finance SA 5.375% 7/15/23 (a)	9,515,000	9,669,619
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	2,505,000	2,439,244
5% 2/1/28 (a)	6,755,000	6,379,287
5.125% 2/15/23	550,000	558,938
5.125% 5/1/23 (a)	2,000,000	2,037,500
5.125% 5/1/27 (a)	4,160,000	3,998,800
5.5% 5/1/26 (a)	3,545,000	3,545,000
5.75% 2/15/26 (a)	1,570,000	1,591,588
5.875% 4/1/24 (a)	2,130,000	2,202,527
5.875% 5/1/27 (a)	2,500,000	2,540,625
CSC Holdings LLC 5.375% 2/1/28 (a)	975,000	953,063
CSC Holdings, Inc. 5.5% 4/15/27 (a)	2,025,000	1,994,625
DISH DBS Corp.:
5.875% 11/15/24	2,290,000	2,146,875
7.75% 7/1/26	450,000	443,250
Virgin Media Secured Finance PLC:
5.5% 1/15/25 (a)	650,000	654,875
5.5% 8/15/26 (a)	2,545,000	2,519,296
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	8,270,000	7,928,863
		51,603,975
Chemicals - 1.9%
CF Industries Holdings, Inc.:
3.4% 12/1/21 (a)	715,000	709,583
3.45% 6/1/23	2,305,000	2,232,969
4.5% 12/1/26 (a)	515,000	524,103
5.15% 3/15/34	110,000	107,800
NOVA Chemicals Corp.:
4.875% 6/1/24 (a)	3,210,000	3,169,875
5.25% 6/1/27 (a)	1,355,000	1,324,513
Olin Corp.:
5% 2/1/30	570,000	550,050
5.125% 9/15/27	1,500,000	1,476,563
Valvoline, Inc. 4.375% 8/15/25	1,510,000	1,476,025
Versum Materials, Inc. 5.5% 9/30/24 (a)	1,025,000	1,071,125
		12,642,606
Containers - 1.5%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (a)	1,215,000	1,210,444
4.625% 5/15/23 (a)	3,450,000	3,445,688
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	1,680,000	1,591,800
OI European Group BV 4% 3/15/23 (a)	1,860,000	1,799,550
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	900,000	918,000
Silgan Holdings, Inc. 4.75% 3/15/25	1,060,000	1,052,050
		10,017,532
Diversified Financial Services - 7.7%
Aircastle Ltd.:
5% 4/1/23	520,000	536,193
5.125% 3/15/21	4,735,000	4,865,213
Crown Americas LLC / Crown Americas Capital Corp. IV 4.75% 2/1/26 (a)	1,250,000	1,231,250
FLY Leasing Ltd.:
5.25% 10/15/24	1,180,000	1,165,250
6.375% 10/15/21	1,665,000	1,731,600
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	21,415,000	21,414,968
6% 8/1/20	2,555,000	2,604,823
6.25% 2/1/22	3,100,000	3,146,500
6.375% 12/15/25	1,390,000	1,395,213
6.75% 2/1/24	740,000	754,800
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 4.62% 12/21/65 (a)(b)(c)	1,755,000	1,724,288
MSCI, Inc.:
4.75% 8/1/26 (a)	3,230,000	3,205,775
5.25% 11/15/24 (a)	3,460,000	3,535,428
Quicken Loans, Inc. 5.25% 1/15/28 (a)	1,390,000	1,341,350
SLM Corp. 5.5% 1/25/23	2,360,000	2,336,400
		50,989,051
Diversified Media - 0.2%
E.W. Scripps Co. 5.125% 5/15/25 (a)	1,145,000	1,099,200
Energy - 16.5%
Antero Resources Corp.:
5% 3/1/25	3,705,000	3,732,788
5.125% 12/1/22	4,870,000	4,912,613
5.625% 6/1/23 (Reg. S)	4,530,000	4,643,250
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	820,000	829,225
5.875% 3/31/25	1,970,000	2,083,275
7% 6/30/24	1,070,000	1,197,330
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 5.3385% 6/15/22 (a)(b)(c)	4,435,000	4,424,285
Continental Resources, Inc.:
3.8% 6/1/24	1,535,000	1,490,869
4.5% 4/15/23	6,910,000	6,996,375
4.9% 6/1/44	2,325,000	2,237,813
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25	3,995,000	4,044,938
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	3,216,000	3,292,380
Diamond Offshore Drilling, Inc. 7.875% 8/15/25	1,135,000	1,152,025
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	295,000	292,788
5.75% 1/30/28 (a)	295,000	295,000
Energy Transfer Equity LP 4.25% 3/15/23	1,520,000	1,491,029
Ensco PLC:
4.5% 10/1/24	2,080,000	1,695,200
5.2% 3/15/25	5,600,000	4,648,000
7.75% 2/1/26	755,000	714,419
8% 1/31/24	880,000	864,600
Extraction Oil & Gas, Inc. 5.625% 2/1/26 (a)	1,360,000	1,332,800
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	885,000	885,000
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	7,853,000	7,892,265
5.75% 10/1/25 (a)	2,990,000	3,042,325
Jonah Energy LLC 7.25% 10/15/25 (a)	1,080,000	1,026,000
Nabors Industries, Inc.:
5.5% 1/15/23	1,289,000	1,279,333
5.75% 2/1/25 (a)	1,815,000	1,732,191
Newfield Exploration Co. 5.375% 1/1/26	3,475,000	3,587,938
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	530,000	522,713
4.5% 9/15/27 (a)	365,000	351,313
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25	990,000	957,825
NGPL PipeCo LLC:
4.375% 8/15/22 (a)	190,000	189,525
4.875% 8/15/27 (a)	190,000	191,663
Noble Holding International Ltd. 7.75% 1/15/24	1,683,000	1,537,841
NuStar Logistics LP 5.625% 4/28/27	1,100,000	1,089,000
Precision Drilling Corp.:
5.25% 11/15/24	480,000	457,200
6.5% 12/15/21	311,000	316,443
7.125% 1/15/26 (a)	600,000	605,250
7.75% 12/15/23	1,195,000	1,260,725
Range Resources Corp.:
4.875% 5/15/25	3,225,000	3,089,953
5% 8/15/22	1,500,000	1,477,500
5% 3/15/23	2,575,000	2,517,063
Sanchez Energy Corp. 7.25% 2/15/23 (a)	2,145,000	2,169,775
Southwestern Energy Co.:
4.1% 3/15/22	1,700,000	1,593,750
7.75% 10/1/27	1,245,000	1,269,900
Summit Midstream Holdings LLC 5.5% 8/15/22	710,000	716,213
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.125% 11/15/19	1,110,000	1,118,325
4.25% 11/15/23	995,000	970,125
5% 1/15/28 (a)	2,030,000	1,971,638
5.125% 2/1/25	460,000	458,275
5.25% 5/1/23	275,000	278,955
5.375% 2/1/27	460,000	460,000
6.75% 3/15/24	1,640,000	1,740,450
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	355,000	347,900
5% 1/31/28 (a)	360,000	348,408
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.5% 10/15/19	485,000	500,181
The Williams Companies, Inc.:
3.7% 1/15/23	6,055,000	5,880,919
4.55% 6/24/24	2,750,000	2,770,625
Whiting Petroleum Corp.:
5.75% 3/15/21	520,000	531,700
6.625% 1/15/26 (a)	475,000	481,531
		109,988,738
Food & Drug Retail - 0.0%
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (a)	30,000	28,181
Food/Beverage/Tobacco - 2.1%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	3,270,000	3,106,500
Darling International, Inc. 5.375% 1/15/22	1,625,000	1,667,656
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	2,000,000	2,010,000
4.875% 11/1/26 (a)	1,325,000	1,325,000
Vector Group Ltd. 6.125% 2/1/25 (a)	5,995,000	6,122,394
		14,231,550
Gaming - 4.4%
MCE Finance Ltd. 4.875% 6/6/25 (a)	7,690,000	7,523,310
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	13,075,000	12,453,938
4.5% 1/15/28	2,285,000	2,165,038
Scientific Games Corp.:
5% 10/15/25 (a)	2,230,000	2,204,913
7% 1/1/22 (a)	901,000	948,303
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	2,825,000	2,775,563
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	580,000	568,400
5.5% 10/1/27 (a)	1,735,000	1,708,455
		30,347,920
Healthcare - 7.7%
Community Health Systems, Inc.:
5.125% 8/1/21	1,515,000	1,397,588
6.25% 3/31/23	6,190,000	5,632,900
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	2,585,000	2,597,925
HCA Holdings, Inc.:
4.5% 2/15/27	4,950,000	4,832,438
5% 3/15/24	1,030,000	1,049,313
5.25% 6/15/26	7,245,000	7,426,125
Hologic, Inc.:
4.375% 10/15/25 (a)	1,255,000	1,225,194
4.625% 2/1/28 (a)	235,000	226,775
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	875,000	854,875
5.25% 8/1/26	1,755,000	1,744,031
6.375% 3/1/24	960,000	1,010,400
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	1,155,000	1,160,775
5.5% 2/1/21	5,385,000	5,506,163
Service Corp. International 4.625% 12/15/27	1,390,000	1,358,725
Teleflex, Inc.:
4.625% 11/15/27	285,000	278,129
4.875% 6/1/26	5,545,000	5,489,550
Tenet Healthcare Corp.:
4.375% 10/1/21	1,485,000	1,477,575
4.625% 7/15/24 (a)	980,000	937,738
THC Escrow Corp. III 5.125% 5/1/25 (a)	2,400,000	2,328,000
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (a)	1,095,000	1,083,366
6.5% 3/15/22 (a)	2,190,000	2,277,600
7% 3/15/24 (a)	1,925,000	2,028,469
Wellcare Health Plans, Inc. 5.25% 4/1/25	1,280,000	1,295,514
		53,219,168
Homebuilders/Real Estate - 2.0%
Howard Hughes Corp. 5.375% 3/15/25 (a)	1,385,000	1,365,956
Lennar Corp.:
4.75% 4/1/21	2,115,000	2,159,944
4.75% 11/29/27 (a)	915,000	885,263
4.875% 12/15/23	900,000	912,375
5% 6/15/27 (a)	1,470,000	1,466,472
5.25% 6/1/26 (a)	260,000	265,200
M.D.C. Holdings, Inc. 6% 1/15/43	505,000	479,750
M/I Homes, Inc. 5.625% 8/1/25	395,000	396,845
Mattamy Group Corp.:
6.5% 10/1/25 (a)	225,000	235,125
6.875% 12/15/23 (a)	910,000	954,363
PulteGroup, Inc. 5% 1/15/27	1,000,000	993,750
Starwood Property Trust, Inc. 4.75% 3/15/25 (a)	660,000	640,200
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (a)	1,680,000	1,696,800
5.875% 4/15/23 (a)	785,000	816,636
Toll Brothers Finance Corp. 4.875% 3/15/27	1,291,000	1,284,545
		14,553,224
Hotels - 0.9%
Hilton Escrow Issuer LLC 4.25% 9/1/24	4,785,000	4,701,263
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	1,000,000	1,003,750
4.875% 4/1/27	590,000	590,000
		6,295,013
Leisure - 0.1%
Voc Escrow Ltd. 5% 2/15/28 (a)	590,000	573,775
Metals/Mining - 2.7%
ArcelorMittal SA 6.125% 6/1/25	630,000	693,977
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	210,000	209,843
5.125% 5/15/24 (a)	780,000	777,808
Freeport-McMoRan, Inc.:
3.55% 3/1/22	6,500,000	6,323,200
3.875% 3/15/23	1,395,000	1,353,150
4.55% 11/14/24	2,320,000	2,267,800
5.4% 11/14/34	2,005,000	1,949,863
5.45% 3/15/43	2,155,000	2,068,800
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (a)	3,005,000	3,132,713
		18,777,154
Restaurants - 0.8%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (a)	2,665,000	2,545,075
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (a)	590,000	576,725
5% 6/1/24 (a)	1,845,000	1,863,450
		4,985,250
Services - 2.7%
Aramark Services, Inc.:
4.75% 6/1/26	2,415,000	2,381,794
5% 2/1/28 (a)	1,170,000	1,165,613
5.125% 1/15/24	4,015,000	4,095,300
Ashtead Capital, Inc.:
4.125% 8/15/25 (a)	585,000	572,569
4.375% 8/15/27 (a)	615,000	593,475
CDK Global, Inc. 4.875% 6/1/27 (a)	715,000	709,423
Corrections Corp. of America:
4.625% 5/1/23	4,595,000	4,572,025
5% 10/15/22	130,000	132,925
Hertz Corp. 7.625% 6/1/22 (a)	1,335,000	1,375,050
IHS Markit Ltd.:
4% 3/1/26 (a)	305,000	295,850
4.75% 2/15/25 (a)	725,000	741,313
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	1,555,000	1,415,050
		18,050,387
Steel - 2.2%
ArcelorMittal SA 7.25% 10/15/39 (b)	632,000	780,330
Cliffs Natural Resources, Inc. 4.875% 1/15/24 (a)	1,390,000	1,365,675
Commercial Metals Co. 5.375% 7/15/27	2,440,000	2,456,775
Steel Dynamics, Inc.:
4.125% 9/15/25	1,660,000	1,606,050
5.125% 10/1/21	8,800,000	8,910,000
		15,118,830
Technology - 5.6%
EMC Corp. 2.65% 6/1/20	2,400,000	2,334,809
Gartner, Inc. 5.125% 4/1/25 (a)	535,000	548,375
Micron Technology, Inc.:
5.25% 1/15/24 (a)	1,370,000	1,404,250
5.5% 2/1/25	725,000	752,188
5.625% 1/15/26 (a)	3,060,000	3,167,100
Nuance Communications, Inc.:
5.375% 8/15/20 (a)	2,692,000	2,715,555
5.625% 12/15/26	1,960,000	1,984,500
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	1,475,000	1,478,688
4.125% 6/1/21 (a)	2,185,000	2,223,675
4.625% 6/15/22 (a)	1,700,000	1,751,187
Open Text Corp. 5.875% 6/1/26 (a)	4,260,000	4,430,400
Qorvo, Inc.:
6.75% 12/1/23	6,450,000	6,837,000
7% 12/1/25	3,345,000	3,637,688
Sensata Technologies BV:
4.875% 10/15/23 (a)	1,440,000	1,461,600
5% 10/1/25 (a)	2,020,000	2,035,150
Symantec Corp.:
4.2% 9/15/20	515,000	524,753
5% 4/15/25 (a)	375,000	382,539
		37,669,457
Telecommunications - 5.6%
Altice Financing SA:
6.625% 2/15/23 (a)	3,480,000	3,475,650
7.5% 5/15/26 (a)	2,940,000	2,962,050
Equinix, Inc. 5.375% 5/15/27	650,000	663,000
Level 3 Financing, Inc. 5.25% 3/15/26	1,519,000	1,462,022
T-Mobile U.S.A., Inc.:
4% 4/15/22	1,980,000	1,980,000
4.5% 2/1/26	1,350,000	1,324,688
4.75% 2/1/28	900,000	877,842
5.125% 4/15/25	1,525,000	1,540,250
6% 3/1/23	5,535,000	5,756,400
6% 4/15/24	1,450,000	1,508,000
6.5% 1/15/24	1,700,000	1,780,750
6.625% 4/1/23	6,980,000	7,227,092
Telecom Italia Capital SA:
6% 9/30/34	1,561,000	1,635,148
6.375% 11/15/33	1,095,000	1,199,025
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	3,200,000	3,088,000
Wind Tre SpA 5% 1/20/26 (a)	1,340,000	1,152,936
		37,632,853
Utilities - 4.7%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	3,057,000	3,332,130
DPL, Inc. 6.75% 10/1/19	5,000,000	5,250,000
NRG Energy, Inc.:
5.75% 1/15/28 (a)	775,000	765,158
6.625% 1/15/27	665,000	686,613
NRG Yield Operating LLC 5% 9/15/26	1,435,000	1,409,715
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	7,089,074	7,762,536
The AES Corp.:
4.875% 5/15/23	9,680,000	9,764,700
5.125% 9/1/27	1,550,000	1,569,375
6% 5/15/26	2,155,000	2,262,750
		32,802,977

TOTAL NONCONVERTIBLE BONDS		555,523,545

TOTAL CORPORATE BONDS
(Cost $556,769,235)		558,298,938

Bank Loan Obligations - 3.4%
Aerospace - 0.7%
TransDigm, Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.4136% 6/9/23 (b)(c)	3,441,819	3,461,334
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.0956% 8/22/24 (b)(c)	1,497,600	1,503,216

TOTAL AEROSPACE		4,964,550

Air Transportation - 0.2%
American Airlines, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.5875% 12/14/23 (b)(c)	1,633,500	1,633,271
Cable/Satellite TV - 0.7%
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1393% 1/25/26 (b)(c)	215,000	215,178
Unitymedia Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8375% 9/30/25 (b)(c)	1,535,000	1,532,130
Zayo Group LLC term loan 3 month U.S. LIBOR + 2.000% 3.648% 1/19/21 (b)(c)	719,563	721,764
Ziggo Secured Finance Partnership Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.0875% 4/15/25 (b)(c)	2,565,000	2,540,479

TOTAL CABLE/SATELLITE TV		5,009,551

Chemicals - 0.0%
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 9/22/24 (b)(c)	93,721	94,278
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 9/22/24 (b)(c)	216,279	217,564

TOTAL CHEMICALS		311,842

Containers - 0.0%
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 1/29/25 (c)(d)	110,000	110,916
Entertainment/Film - 0.2%
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8375% 12/15/22 (b)(c)	1,193,893	1,196,627
Food & Drug Retail - 0.2%
Albertson's LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9563% 6/22/23 (b)(c)	1,140,860	1,123,039
Food/Beverage/Tobacco - 0.0%
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.9% 5/24/24 (b)(c)	318,400	318,731
Gaming - 0.3%
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.148% 4/18/24 (b)(c)	1,203,950	1,208,922
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 4.4488% 8/14/24 (b)(c)	623,725	626,457

TOTAL GAMING		1,835,379

Services - 0.1%
Aramark Services, Inc. Tranche B-1, term loan 3 month U.S. LIBOR + 2.000% 3.648% 3/11/25 (b)(c)	520,000	523,089
Technology - 0.4%
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.898% 2/15/24 (b)(c)	1,773,125	1,776,228
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3/3/23 (c)(d)	400,000	400,832

TOTAL TECHNOLOGY		2,177,060

Telecommunications - 0.4%
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8456% 2/22/24 (b)(c)	1,575,000	1,577,410
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 4.8894% 1/31/26 (b)(c)	1,095,000	1,092,876

TOTAL TELECOMMUNICATIONS		2,670,286

Utilities - 0.2%
The AES Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9436% 5/24/22 (b)(c)	1,553,263	1,554,039
TOTAL BANK LOAN OBLIGATIONS
(Cost $23,353,927)		23,428,380

Preferred Securities - 8.7%
Banks & Thrifts - 7.9%
Bank of America Corp.:
6.1% (b)(e)	2,440,000	2,654,241
6.25% (b)(e)	12,760,000	14,109,490
6.5% (b)(e)	2,245,000	2,513,245
Barclays Bank PLC 7.625% 11/21/22	3,435,000	3,895,938
Barclays PLC 6.625% (b)(e)	1,255,000	1,308,717
Citigroup, Inc.:
5.875% (b)(e)	3,735,000	3,964,349
5.95% (b)(e)	8,275,000	8,746,035
5.95% (b)(e)	1,115,000	1,157,483
6.125% (b)(e)	2,860,000	3,073,971
Credit Agricole SA:
6.625% (a)(b)(e)	5,485,000	5,759,326
7.875% (a)(b)(e)	1,480,000	1,674,065
Goldman Sachs Group, Inc. 5% (b)(e)	2,245,000	2,220,752
Royal Bank of Scotland Group PLC 7.5% (b)(e)	1,110,000	1,177,830

TOTAL BANKS & THRIFTS		52,255,442

Energy - 0.8%
Andeavor Logistics LP 6.875% (b)(e)	2,635,000	2,689,027
Sunoco Logistics Partners LP 6.25% (b)(e)	3,090,000	3,003,610

TOTAL ENERGY		5,692,637

TOTAL PREFERRED SECURITIES
(Cost $54,615,226)		57,948,079
	Shares	Value

Money Market Funds - 4.3%
Fidelity Cash Central Fund, 1.41% (f)
(Cost $28,812,369)	28,806,608	28,812,369
TOTAL INVESTMENT IN SECURITIES - 98.8%
(Cost $663,550,757)		668,487,766
NET OTHER ASSETS (LIABILITIES) - 1.2%		8,192,213
NET ASSETS - 100%		$676,679,979

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $237,347,380 or 35.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$114,225
Total	$114,225

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$558,298,938	$--	$558,298,938	$--
Bank Loan Obligations	23,428,380	--	23,428,380	--
Preferred Securities	57,948,079	--	57,948,079	--
Money Market Funds	28,812,369	28,812,369	--	--
Total Investments in Securities:	$668,487,766	$28,812,369	$639,675,397	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.2%
United Kingdom	3.3%
Canada	3.3%
Netherlands	2.8%
Luxembourg	2.7%
Cayman Islands	1.9%
Bermuda	1.5%
France	1.1%
Others (Individually Less Than 1%)	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $634,738,388)	$639,675,397
Fidelity Central Funds (cost $28,812,369)	28,812,369
Total Investment in Securities (cost $663,550,757)		$668,487,766
Cash		928,183
Receivable for investments sold		1,782,008
Interest receivable		7,813,928
Distributions receivable from Fidelity Central Funds		19,689
Total assets		679,031,574
Liabilities
Payable for investments purchased	$2,348,820
Other payables and accrued expenses	2,775
Total liabilities		2,351,595
Net Assets		$676,679,979
Net Assets consist of:
Paid in capital		$668,133,399
Distributions in excess of net investment income		(447,940)
Accumulated undistributed net realized gain (loss) on investments		4,057,511
Net unrealized appreciation (depreciation) on investments		4,937,009
Net Assets, for 6,729,321 shares outstanding		$676,679,979
Net Asset Value, offering price and redemption price per share ($676,679,979 ÷ 6,729,321 shares)		$100.56

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2018 (Unaudited)
Investment Income
Dividends		$1,648,263
Interest		16,050,858
Income from Fidelity Central Funds		114,225
Total income		17,813,346
Expenses
Custodian fees and expenses	$5,102
Independent directors' fees and expenses	1,315
Total expenses before reductions	6,417
Expense reductions	(2,506)	3,911
Net investment income (loss)		17,809,435
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,828,704
Total net realized gain (loss)		7,828,704
Change in net unrealized appreciation (depreciation) on investment securities		(21,387,565)
Net gain (loss)		(13,558,861)
Net increase (decrease) in net assets resulting from operations		$4,250,574

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,809,435	$40,865,773
Net realized gain (loss)	7,828,704	13,704,214
Change in net unrealized appreciation (depreciation)	(21,387,565)	(189,471)
Net increase (decrease) in net assets resulting from operations	4,250,574	54,380,516
Distributions to shareholders from net investment income	(17,890,259)	(41,218,190)
Distributions to shareholders from net realized gain	(14,417,046)	(2,200,459)
Total distributions	(32,307,305)	(43,418,649)
Affiliated share transactions
Proceeds from sales of shares	3,850,000	41,500,001
Reinvestment of distributions	32,307,293	43,330,001
Cost of shares redeemed	(100,013,409)	(161,324,959)
Net increase (decrease) in net assets resulting from share transactions	(63,856,116)	(76,494,957)
Total increase (decrease) in net assets	(91,912,847)	(65,533,090)
Net Assets
Beginning of period	768,592,826	834,125,916
End of period	$676,679,979	$768,592,826
Other Information
Distributions in excess of net investment income end of period	$(447,940)	$(367,116)
Shares
Sold	37,093	395,982
Issued in reinvestment of distributions	313,088	419,297
Redeemed	(966,557)	(1,562,856)
Net increase (decrease)	(616,376)	(747,577)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Specialized High Income Central Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$104.63	$103.06	$101.49	$107.68	$103.63	$104.86
Income from Investment Operations
Net investment income (loss)A	2.569	5.489	5.682	5.462	5.687	6.163
Net realized and unrealized gain (loss)	(2.043)	1.901	1.436	(6.176)	3.995	(1.387)
Total from investment operations	.526	7.390	7.118	(.714)	9.682	4.776
Distributions from net investment income	(2.583)	(5.531)	(5.548)	(5.476)	(5.632)	(6.006)
Distributions from net realized gain	(2.013)	(.289)	–	–	–	–
Total distributions	(4.596)	(5.820)	(5.548)	(5.476)	(5.632)	(6.006)
Net asset value, end of period	$100.56	$104.63	$103.06	$101.49	$107.68	$103.63
Total ReturnB,C	.47%	7.39%	7.39%	(.70)%	9.53%	4.58%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	5.03%G	5.31%	5.75%	5.22%	5.34%	5.80%
Supplemental Data
Net assets, end of period (000 omitted)	$676,680	$768,593	$834,126	$749,914	$474,640	$396,497
Portfolio turnover rateH	48%G	51%	46%	49%	78%	72%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2018

1. Organization.

Fidelity Specialized High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$12,937,094
Gross unrealized depreciation	(8,032,770)
Net unrealized appreciation (depreciation)	$4,904,324
Tax cost	$663,583,442

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $164,264,280 and $246,143,004, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $10.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,496.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Actual	.0018%	$1,000.00	$1,004.70	$.01
Hypothetical-C		$1,000.00	$1,024.79	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SHI-SANN-0418
1.820820.112

Fidelity® High Income Central Fund 2 Semi-Annual Report February 28, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Top Five Holdings as of February 28, 2018

(by issuer, excluding cash equivalents)	% of fund's net assets
Community Health Systems, Inc.	2.5
Valeant Pharmaceuticals International, Inc.	2.5
Altice SA	2.2
Ortho-Clinical Diagnostics, Inc.	2.1
First Quantum Minerals Ltd.	1.6
10.9

Top Five Market Sectors as of February 28, 2018

% of fund's net assets
Energy	13.2
Healthcare	11.5
Telecommunications	6.9
Cable/Satellite TV	6.0
Utilities	5.0

Quality Diversification (% of fund's net assets)

As of February 28, 2018
BBB	0.4%
BB	27.8%
B	45.9%
CCC,CC,C	14.6%
Not Rated	0.7%
Equities	1.1%
Short-Term Investments and Net Other Assets	9.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2018*
Nonconvertible Bonds	80.8%
Convertible Bonds, Preferred Stocks	1.9%
Bank Loan Obligations	4.6%
Other Investments	3.2%
Short-Term Investments and Net Other Assets (Liabilities)	9.5%

 * Foreign investments - 23.1%

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 81.6%
	Principal Amount	Value
Convertible Bonds - 0.8%
Broadcasting - 0.5%
DISH Network Corp.:
2.375% 3/15/24 (a)	$210,000	$189,234
3.375% 8/15/26	4,380,000	4,406,565
		4,595,799
Capital Goods - 0.1%
General Cable Corp. 4.5% 11/15/29 (b)	1,158,000	1,223,681
Energy - 0.2%
Ensco Jersey Finance Ltd. 3% 1/31/24	1,500,000	1,233,750

TOTAL CONVERTIBLE BONDS		7,053,230

Nonconvertible Bonds - 80.8%
Aerospace - 0.7%
Bombardier, Inc.:
7.5% 12/1/24 (a)	1,425,000	1,480,219
7.5% 3/15/25 (a)	2,460,000	2,524,575
DAE Funding LLC:
4% 8/1/20 (a)	535,000	525,638
4.5% 8/1/22 (a)	670,000	649,900
5% 8/1/24 (a)	165,000	161,288
Huntington Ingalls Industries, Inc. 5% 11/15/25 (a)	625,000	662,888
		6,004,508
Air Transportation - 0.1%
United Continental Holdings, Inc. 6.375% 6/1/18	155,000	155,969
XPO Logistics, Inc. 6.125% 9/1/23 (a)	725,000	752,188
		908,157
Automotive & Auto Parts - 0.5%
Allison Transmission, Inc. 5% 10/1/24 (a)	1,160,000	1,175,950
Delphi Technologies PLC 5% 10/1/25 (a)	1,000,000	991,550
Lithia Motors, Inc. 5.25% 8/1/25 (a)	590,000	600,325
Tesla, Inc. 5.3% 8/15/25 (a)	1,610,000	1,533,525
		4,301,350
Banks & Thrifts - 0.9%
Ally Financial, Inc.:
4.25% 4/15/21	1,170,000	1,180,238
5.75% 11/20/25	5,850,000	6,098,625
Royal Bank of Scotland Group PLC 5.125% 5/28/24	885,000	906,728
		8,185,591
Broadcasting - 1.0%
AMC Networks, Inc.:
4.75% 8/1/25	1,075,000	1,041,406
5% 4/1/24	170,000	170,425
CBS Radio, Inc. 7.25% 11/1/24 (a)	615,000	633,327
iHeartCommunications, Inc.:
9% 9/15/22	780,000	616,200
10.625% 3/15/23	1,205,000	951,950
11.25% 3/1/21 (a)	915,000	688,538
Sinclair Television Group, Inc. 5.125% 2/15/27 (a)	320,000	307,600
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	825,000	808,500
5% 8/1/27 (a)	1,365,000	1,327,053
5.375% 7/15/26 (a)	1,670,000	1,690,875
Univision Communications, Inc. 5.125% 2/15/25 (a)	535,000	494,206
		8,730,080
Building Materials - 0.7%
Builders FirstSource, Inc. 5.625% 9/1/24 (a)	1,175,000	1,195,563
Building Materials Corp. of America:
5.5% 2/15/23 (a)	1,185,000	1,217,588
6% 10/15/25 (a)	1,165,000	1,230,531
GCP Applied Technologies, Inc. 9.5% 2/1/23 (a)	790,000	866,038
Ply Gem Industries, Inc. 6.5% 2/1/22	840,000	869,929
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (a)	400,000	400,000
U.S. Concrete, Inc. 6.375% 6/1/24	425,000	451,563
		6,231,212
Cable/Satellite TV - 5.9%
Altice SA:
7.625% 2/15/25 (a)	9,290,000	8,175,200
7.75% 5/15/22 (a)	12,375,000	11,539,630
Altice U.S. Finance SA:
5.375% 7/15/23 (a)	1,620,000	1,646,325
5.5% 5/15/26 (a)	3,150,000	3,118,500
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	1,070,000	1,041,913
5% 2/1/28 (a)	1,075,000	1,015,209
5.125% 2/15/23	670,000	680,888
5.125% 5/1/23 (a)	2,200,000	2,241,250
5.125% 5/1/27 (a)	3,315,000	3,186,544
5.5% 5/1/26 (a)	1,395,000	1,395,000
5.75% 9/1/23	1,160,000	1,183,200
5.875% 4/1/24 (a)	2,995,000	3,096,980
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.125% 12/15/21 (a)	760,000	755,493
5.125% 12/15/21 (a)	2,184,000	2,175,810
CSC Holdings, Inc. 5.5% 4/15/27 (a)	2,075,000	2,043,875
DISH DBS Corp.:
5% 3/15/23	865,000	794,719
5.875% 7/15/22	550,000	536,250
6.75% 6/1/21	1,122,000	1,152,855
7.75% 7/1/26	385,000	379,225
Unitymedia KabelBW GmbH 6.125% 1/15/25 (a)	1,680,000	1,753,500
Virgin Media Finance PLC 4.875% 2/15/22	845,000	802,750
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	930,000	920,607
VTR Finance BV 6.875% 1/15/24 (a)	940,000	979,950
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	1,235,000	1,184,056
		51,799,729
Capital Goods - 0.8%
Belden, Inc. 5.25% 7/15/24 (a)	1,595,000	1,614,938
General Cable Corp. 5.75% 10/1/22 (c)	3,659,000	3,759,623
RBS Global, Inc./Rexnord Corp. 4.875% 12/15/25 (a)	1,045,000	1,029,325
SPX Flow, Inc.:
5.625% 8/15/24 (a)	385,000	391,738
5.875% 8/15/26 (a)	385,000	395,588
		7,191,212
Chemicals - 4.0%
Blue Cube Spinco, Inc.:
9.75% 10/15/23	1,175,000	1,363,000
10% 10/15/25	1,455,000	1,735,088
CF Industries Holdings, Inc.:
3.45% 6/1/23	1,040,000	1,007,500
5.15% 3/15/34	4,030,000	3,949,400
5.375% 3/15/44	2,735,000	2,564,063
Evolution Escrow Issuer LLC 7.5% 3/15/22 (a)	2,250,000	2,334,375
Momentive Performance Materials, Inc. 3.88% 10/24/21	4,365,000	4,539,600
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (d)(e)	2,875,000	0
NOVA Chemicals Corp. 4.875% 6/1/24 (a)	960,000	948,000
Platform Specialty Products Corp.:
5.875% 12/1/25 (a)	1,570,000	1,562,150
6.5% 2/1/22 (a)	1,725,000	1,770,281
The Chemours Co. LLC:
6.625% 5/15/23	1,985,000	2,086,731
7% 5/15/25	2,075,000	2,235,813
TPC Group, Inc. 8.75% 12/15/20 (a)	5,735,000	5,763,675
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	1,075,000	1,087,094
Tronox Finance PLC 5.75% 10/1/25 (a)	415,000	411,888
Valvoline, Inc. 5.5% 7/15/24	335,000	345,469
Versum Materials, Inc. 5.5% 9/30/24 (a)	245,000	256,025
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (a)	345,000	357,075
5.625% 10/1/24 (a)	1,095,000	1,149,750
		35,466,977
Consumer Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	45,000	45,000
Tempur Sealy International, Inc. 5.5% 6/15/26	1,155,000	1,134,788
		1,179,788
Containers - 1.7%
Ard Securities Finance Sarl 8.75% 1/31/23 pay-in-kind (a)(c)	520,000	540,800
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (a)	4,395,000	4,389,506
6% 6/30/21 (a)	1,145,000	1,170,763
6% 2/15/25 (a)	1,043,000	1,069,075
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	365,000	368,650
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	3,150,000	2,984,625
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (a)	925,000	943,500
5.375% 1/15/25 (a)	1,870,000	1,907,400
Plastipak Holdings, Inc. 6.25% 10/15/25 (a)	265,000	269,638
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (a)	1,065,000	1,086,140
		14,730,097
Diversified Financial Services - 3.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 10/30/20	1,965,000	2,030,273
Aircastle Ltd.:
5% 4/1/23	755,000	778,511
5.125% 3/15/21	1,210,000	1,243,275
CIT Group, Inc.:
5% 8/15/22	472,000	486,750
5.375% 5/15/20	104,000	107,510
FLY Leasing Ltd.:
5.25% 10/15/24	530,000	523,375
6.375% 10/15/21	4,525,000	4,706,000
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (a)	655,000	692,663
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6% 8/1/20	650,000	662,675
6.25% 2/1/22	445,000	451,675
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.37% 12/21/65 (a)(c)(f)	1,170,000	1,155,375
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 4.62% 12/21/65 (a)(c)(f)	1,750,000	1,719,375
Intelsat Connect Finance SA 12.5% 4/1/22 (a)	359,000	288,546
International Lease Finance Corp. 5.875% 8/15/22	570,000	621,702
MSCI, Inc. 5.75% 8/15/25 (a)	520,000	546,000
Navient Corp.:
5% 10/26/20	345,000	347,156
6.625% 7/26/21	675,000	705,375
6.75% 6/25/25	2,140,000	2,196,817
7.25% 9/25/23	530,000	563,125
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.875% 2/15/23 (a)	315,000	314,213
SLM Corp.:
4.875% 6/17/19	1,665,000	1,683,731
6.125% 3/25/24	1,125,000	1,136,250
7.25% 1/25/22	605,000	648,058
8% 3/25/20	2,370,000	2,538,863
Springleaf Financial Corp.:
6.125% 5/15/22	1,065,000	1,091,625
8.25% 12/15/20	1,195,000	1,302,550
Venator Finance SARL/Venator Capital Management Ltd. 5.75% 7/15/25 (a)	795,000	808,913
		29,350,381
Diversified Media - 2.1%
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	2,220,000	2,276,610
7.625% 3/15/20	5,634,000	5,577,660
7.625% 3/15/20	1,285,000	1,283,394
E.W. Scripps Co. 5.125% 5/15/25 (a)	240,000	230,400
MDC Partners, Inc. 6.5% 5/1/24 (a)	3,705,000	3,695,738
Nielsen Co. S.a.r.l. (Luxembourg) 5% 2/1/25 (a)	870,000	868,643
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	4,185,000	4,236,789
		18,169,234
Energy - 11.7%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.5% 5/20/25	865,000	858,513
Antero Resources Corp.:
5.125% 12/1/22	890,000	897,788
5.625% 6/1/23 (Reg. S)	815,000	835,375
Antero Resources Finance Corp. 5.375% 11/1/21	990,000	1,012,275
Baytex Energy Corp.:
5.125% 6/1/21 (a)	275,000	258,500
5.625% 6/1/24 (a)	830,000	744,925
Calfrac Holdings LP 7.5% 12/1/20 (a)	1,395,000	1,388,444
California Resources Corp. 8% 12/15/22 (a)	6,275,000	4,965,094
Callon Petroleum Co. 6.125% 10/1/24	335,000	341,700
Chesapeake Energy Corp.:
4.875% 4/15/22	380,000	356,250
5.375% 6/15/21	1,816,000	1,770,600
5.75% 3/15/23	745,000	681,675
6.125% 2/15/21	575,000	580,750
8% 1/15/25 (a)	985,000	972,688
8% 6/15/27 (a)	1,150,000	1,102,563
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	4,325,000	4,330,406
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.3385% 6/15/22 (a)(c)(f)	820,000	818,019
6.875% 6/15/25 (a)	980,000	1,029,000
Continental Resources, Inc.:
4.375% 1/15/28 (a)	1,065,000	1,035,047
4.5% 4/15/23	770,000	779,625
5% 9/15/22	3,210,000	3,258,150
Covey Park Energy LLC 7.5% 5/15/25 (a)	1,130,000	1,146,950
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	315,000	324,450
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	1,665,000	1,704,544
Denbury Resources, Inc.:
4.625% 7/15/23	3,555,000	2,630,700
5.5% 5/1/22	2,535,000	1,951,950
9% 5/15/21 (a)	1,070,000	1,094,075
Diamond Offshore Drilling, Inc. 7.875% 8/15/25	535,000	543,025
Diamondback Energy, Inc. 5.375% 5/31/25 (a)	215,000	215,000
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	385,000	382,113
5.75% 1/30/28 (a)	390,000	390,000
Ensco PLC:
4.5% 10/1/24	780,000	635,700
5.2% 3/15/25	420,000	348,600
5.75% 10/1/44	1,156,000	799,085
7.75% 2/1/26	535,000	506,244
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (a)	1,550,000	1,596,500
Exterran Energy Solutions LP 8.125% 5/1/25 (a)	885,000	951,375
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	435,000	436,088
FTS International, Inc. 6.25% 5/1/22	720,000	720,000
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	1,605,000	1,605,000
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	2,275,000	2,286,375
5.75% 10/1/25 (a)	810,000	824,175
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (a)	575,000	590,813
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	535,000	523,080
Jonah Energy LLC 7.25% 10/15/25 (a)	1,990,000	1,890,500
Nabors Industries, Inc. 5.75% 2/1/25 (a)	1,605,000	1,531,772
NGL Energy Partners LP/NGL Energy Finance Corp.:
5.125% 7/15/19	435,000	436,088
6.125% 3/1/25	1,505,000	1,456,088
7.5% 11/1/23	2,500,000	2,512,500
NGPL PipeCo LLC 4.375% 8/15/22 (a)	230,000	229,425
Noble Holding International Ltd.:
5.25% 3/15/42	620,000	393,700
6.05% 3/1/41	755,000	500,188
7.7% 4/1/25 (c)	1,040,000	930,800
7.75% 1/15/24	1,373,000	1,254,579
7.875% 2/1/26 (a)	860,000	864,300
Oceaneering International, Inc. 6% 2/1/28	535,000	527,329
Pacific Drilling SA 5.375% 6/1/20 (a)(d)	445,000	183,563
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	575,000	566,375
5.625% 10/15/27 (a)	445,000	441,384
6.25% 6/1/24 (a)	165,000	170,775
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	1,810,000	1,882,400
7.25% 6/15/25	2,525,000	2,613,375
PBF Logistics LP/PBF Logistics Finance, Inc.:
6.875% 5/15/23 (a)	215,000	220,106
6.875% 5/15/23	155,000	158,681
PDC Energy, Inc. 6.125% 9/15/24	290,000	296,525
Precision Drilling Corp. 7.125% 1/15/26 (a)	730,000	736,388
Range Resources Corp. 5% 3/15/23	1,415,000	1,383,163
Rose Rock Midstream LP/Rose Rock Finance Corp.:
5.625% 7/15/22	770,000	762,300
5.625% 11/15/23	845,000	817,538
Sanchez Energy Corp. 7.25% 2/15/23 (a)	1,640,000	1,658,942
SemGroup Corp.:
6.375% 3/15/25	1,175,000	1,160,313
7.25% 3/15/26	850,000	869,125
SM Energy Co.:
5% 1/15/24	1,345,000	1,264,300
5.625% 6/1/25	2,620,000	2,489,000
6.125% 11/15/22	1,980,000	1,999,800
6.5% 11/15/21	650,000	659,750
6.5% 1/1/23	1,650,000	1,650,000
Southwestern Energy Co.:
4.1% 3/15/22	4,770,000	4,471,875
7.5% 4/1/26	1,655,000	1,671,550
7.75% 10/1/27	1,005,000	1,025,100
Summit Midstream Holdings LLC 5.75% 4/15/25	665,000	665,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	2,335,000	2,276,625
5.125% 2/1/25	470,000	468,238
5.25% 5/1/23	330,000	334,745
6.75% 3/15/24	235,000	249,394
Teine Energy Ltd. 6.875% 9/30/22 (a)	600,000	612,000
TerraForm Power Operating LLC 4.25% 1/31/23 (a)	465,000	455,700
Transocean, Inc. 9% 7/15/23 (a)	770,000	831,600
Weatherford International Ltd.:
6.5% 8/1/36	540,000	410,400
7% 3/15/38	191,000	151,845
Weatherford International, Inc.:
6.8% 6/15/37	780,000	608,400
9.875% 3/1/25 (a)	1,070,000	1,053,950
Whiting Petroleum Corp.:
5.75% 3/15/21	855,000	874,238
6.25% 4/1/23	235,000	237,938
6.625% 1/15/26 (a)	620,000	628,525
WPX Energy, Inc.:
6% 1/15/22	665,000	689,938
8.25% 8/1/23	415,000	469,988
		102,921,350
Entertainment/Film - 1.7%
AMC Entertainment Holdings, Inc.:
5.875% 11/15/26	6,480,000	6,269,400
6.125% 5/15/27	4,382,000	4,250,540
AMC Entertainment, Inc. 5.75% 6/15/25	2,030,000	1,974,175
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.625% 2/15/24	400,000	404,500
5.875% 3/15/25	1,180,000	1,197,700
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(c)	1,208,870	1,196,781
		15,293,096
Environmental - 1.5%
Covanta Holding Corp.:
5.875% 3/1/24	1,282,000	1,285,205
5.875% 7/1/25	2,865,000	2,850,675
6.375% 10/1/22	1,081,000	1,103,971
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	2,780,000	2,866,875
Tervita Escrow Corp. 7.625% 12/1/21 (a)	3,260,000	3,276,300
Waste Pro U.S.A., Inc. 5.5% 2/15/26 (a)	315,000	316,575
Wrangler Buyer Corp. 6% 10/1/25 (a)	1,285,000	1,301,063
		13,000,664
Food & Drug Retail - 1.6%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25	2,405,000	2,092,350
6.625% 6/15/24	1,255,000	1,156,169
BI-LO LLC/BI-LO Finance Corp.:
9.25% 2/15/19 (a)	7,234,000	6,998,895
9.375% 9/15/18 pay-in-kind (a)(c)	8,673,359	3,295,876
Performance Food Group, Inc. 5.5% 6/1/24 (a)	500,000	510,000
Rite Aid Corp. 7.7% 2/15/27	229,000	212,398
		14,265,688
Food/Beverage/Tobacco - 3.1%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	5,455,000	5,182,250
Cott Holdings, Inc. 5.5% 4/1/25 (a)	1,555,000	1,548,936
ESAL GmbH 6.25% 2/5/23 (a)	5,460,000	5,188,693
JBS Investments GmbH:
7.25% 4/3/24 (a)	3,430,000	3,408,563
7.75% 10/28/20 (a)	1,630,000	1,666,675
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	785,000	749,675
6.75% 2/15/28 (a)	1,935,000	1,916,037
Minerva Luxembourg SA 6.5% 9/20/26 (a)	615,000	610,388
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 5.875% 1/15/24	420,000	438,375
Post Holdings, Inc.:
5% 8/15/26 (a)	1,300,000	1,235,000
5.5% 3/1/25 (a)	1,115,000	1,121,969
5.625% 1/15/28 (a)	1,070,000	1,041,913
5.75% 3/1/27 (a)	1,045,000	1,031,938
U.S. Foods, Inc. 5.875% 6/15/24 (a)	770,000	798,875
Vector Group Ltd. 6.125% 2/1/25 (a)	1,750,000	1,787,188
		27,726,475
Gaming - 1.7%
Boyd Gaming Corp. 6.375% 4/1/26	395,000	415,244
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	5,805,000	5,674,388
Downstream Development Authority 10.5% 2/15/23 (a)	535,000	548,910
Eldorado Resorts, Inc. 6% 4/1/25	240,000	247,200
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	190,000	196,413
Jacobs Entertainment, Inc. 7.875% 2/1/24 (a)	225,000	240,469
MCE Finance Ltd. 4.875% 6/6/25 (a)	365,000	357,088
MGM Growth Properties Operating Partnership LP 4.5% 9/1/26	1,100,000	1,047,750
MGM Mirage, Inc.:
7.75% 3/15/22	660,000	735,900
8.625% 2/1/19	894,000	938,700
Scientific Games Corp.:
5% 10/15/25 (a)	1,615,000	1,596,831
7% 1/1/22 (a)	628,000	660,970
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (a)	445,000	448,338
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (a)	1,615,000	1,518,100
Wynn Macau Ltd. 4.875% 10/1/24 (a)	525,000	514,500
		15,140,801
Healthcare - 10.5%
Acadia Healthcare Co., Inc. 5.625% 2/15/23	695,000	713,035
AmSurg Corp. 5.625% 7/15/22	985,000	1,004,700
Catalent Pharma Solutions 4.875% 1/15/26 (a)	300,000	297,000
Community Health Systems, Inc.:
5.125% 8/1/21	6,745,000	6,222,263
6.25% 3/31/23	4,355,000	3,963,050
6.875% 2/1/22	17,171,000	11,161,150
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,415,000	1,422,075
DaVita HealthCare Partners, Inc.:
5% 5/1/25	1,750,000	1,715,000
5.125% 7/15/24	1,820,000	1,807,488
HCA Holdings, Inc.:
5.25% 6/15/26	645,000	661,125
5.875% 3/15/22	620,000	657,200
5.875% 5/1/23	1,150,000	1,209,225
6.25% 2/15/21	1,045,000	1,099,863
HealthSouth Corp.:
5.75% 11/1/24	1,000,000	1,013,750
5.75% 9/15/25	695,000	707,163
Hologic, Inc. 4.375% 10/15/25 (a)	895,000	873,744
IMS Health, Inc. 5% 10/15/26 (a)	680,000	682,040
Kindred Healthcare, Inc.:
8% 1/15/20	4,170,000	4,456,688
8.75% 1/15/23	4,070,000	4,354,900
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	75,000	73,275
5.5% 5/1/24	575,000	587,938
6.375% 3/1/24	735,000	773,588
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (a)	11,370,000	11,284,725
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (a)(c)	1,070,000	1,089,394
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	3,010,000	3,025,050
5.5% 2/1/21	2,645,000	2,704,513
SP Finco LLC 6.75% 7/1/25 (a)	880,000	827,200
Teleflex, Inc. 4.875% 6/1/26	1,145,000	1,133,550
Tenet Healthcare Corp.:
4.375% 10/1/21	3,120,000	3,104,400
4.5% 4/1/21	220,000	220,704
6% 10/1/20	395,000	410,800
6.75% 6/15/23	535,000	535,000
THC Escrow Corp. III 5.125% 5/1/25 (a)	2,150,000	2,085,500
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (a)	2,305,000	2,299,238
5.5% 11/1/25 (a)	1,850,000	1,830,344
5.625% 12/1/21 (a)	590,000	559,763
5.875% 5/15/23 (a)	7,075,000	6,287,906
6.125% 4/15/25 (a)	3,850,000	3,375,969
6.75% 8/15/21 (a)	800,000	780,000
7.25% 7/15/22 (a)	2,585,000	2,513,913
7.5% 7/15/21 (a)	1,785,000	1,793,925
9% 12/15/25 (a)	1,775,000	1,778,328
		93,096,482
Homebuilders/Real Estate - 1.9%
AV Homes, Inc. 6.625% 5/15/22	785,000	810,513
Beazer Homes U.S.A., Inc.:
5.875% 10/15/27	1,090,000	1,035,500
6.75% 3/15/25	1,040,000	1,050,400
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (a)	270,000	278,775
Brookfield Residential Properties, Inc. 6.375% 5/15/25 (a)	470,000	487,038
Howard Hughes Corp. 5.375% 3/15/25 (a)	1,005,000	991,181
Kennedy-Wilson, Inc. 5.875% 4/1/24	775,000	767,250
Lennar Corp.:
5.25% 6/1/26 (a)	385,000	392,700
5.875% 11/15/24 (a)	520,000	552,500
M/I Homes, Inc. 5.625% 8/1/25	480,000	482,242
Mattamy Group Corp.:
6.5% 10/1/25 (a)	800,000	836,000
6.875% 12/15/23 (a)	345,000	361,819
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 12/1/21 (a)	615,000	622,688
Shea Homes Ltd. Partnership/Corp. 6.125% 4/1/25 (a)	590,000	606,225
Starwood Property Trust, Inc.:
4.75% 3/15/25 (a)	1,395,000	1,353,150
5% 12/15/21	865,000	884,463
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (a)	2,265,000	2,310,300
TRI Pointe Homes, Inc.:
5.25% 6/1/27	1,075,000	1,062,906
5.875% 6/15/24	300,000	309,750
William Lyon Homes, Inc.:
5.75% 4/15/19	345,000	345,863
5.875% 1/31/25	580,000	578,550
7% 8/15/22	1,030,000	1,055,750
		17,175,563
Hotels - 0.5%
ESH Hospitality, Inc. 5.25% 5/1/25 (a)	2,920,000	2,912,700
Hilton Escrow Issuer LLC 4.25% 9/1/24	1,545,000	1,517,963
		4,430,663
Insurance - 0.5%
Acrisure LLC 7% 11/15/25 (a)	4,325,000	4,227,688
Leisure - 0.9%
Mattel, Inc.:
2.35% 8/15/21	1,600,000	1,459,680
3.15% 3/15/23	535,000	479,494
6.75% 12/31/25 (a)	2,815,000	2,864,263
Silversea Cruises 7.25% 2/1/25 (a)	385,000	410,988
Six Flags Entertainment Corp. 4.875% 7/31/24 (a)	520,000	518,747
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	615,000	630,375
7.25% 11/30/21 (a)	1,295,000	1,361,369
Voc Escrow Ltd. 5% 2/15/28 (a)	535,000	520,288
		8,245,204
Metals/Mining - 3.7%
Constellium NV 5.875% 2/15/26 (a)	375,000	378,750
Eldorado Gold Corp. 6.125% 12/15/20 (a)	440,000	427,900
First Quantum Minerals Ltd.:
6.5% 3/1/24 (a)	4,645,000	4,615,969
6.875% 3/1/26 (a)	1,540,000	1,534,225
7% 2/15/21 (a)	485,000	500,156
7.25% 5/15/22 (a)	245,000	252,350
7.25% 4/1/23 (a)	2,895,000	3,003,563
7.5% 4/1/25 (a)	4,150,000	4,274,500
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	625,000	624,531
5.125% 5/15/24 (a)	770,000	767,836
Freeport-McMoRan, Inc.:
3.55% 3/1/22	2,080,000	2,023,424
3.875% 3/15/23	2,335,000	2,264,950
4.55% 11/14/24	5,405,000	5,283,388
5.4% 11/14/34	1,540,000	1,497,650
6.75% 2/1/22	805,000	831,163
6.875% 2/15/23	770,000	829,675
Novelis Corp. 5.875% 9/30/26 (a)	775,000	780,813
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (a)	1,695,000	1,767,038
Teck Resources Ltd. 8.5% 6/1/24 (a)	715,000	795,438
		32,453,319
Paper - 0.1%
Boise Cascade Co. 5.625% 9/1/24 (a)	335,000	345,050
Louisiana-Pacific Corp. 4.875% 9/15/24	230,000	231,725
NewPage Corp. 11.375% 12/31/2014 (d)(e)	4,077,567	0
		576,775
Publishing/Printing - 0.0%
Clear Channel International BV 8.75% 12/15/20 (a)	240,000	250,800
Restaurants - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	1,065,000	1,017,075
5% 10/15/25 (a)	535,000	521,291
Golden Nugget, Inc. 6.75% 10/15/24 (a)	1,605,000	1,645,125
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (a)	1,135,000	1,146,350
		4,329,841
Services - 3.9%
American Midstream Partners LP 8.5% 12/15/21 (a)	535,000	543,025
APX Group, Inc.:
6.375% 12/1/19	557,000	565,355
7.625% 9/1/23	1,300,000	1,382,875
7.875% 12/1/22	2,310,000	2,434,163
8.75% 12/1/20	780,000	785,850
Aramark Services, Inc.:
4.75% 6/1/26	770,000	759,413
5% 4/1/25 (a)	1,040,000	1,047,800
5.125% 1/15/24	530,000	540,600
Avantor, Inc.:
6% 10/1/24 (a)	3,235,000	3,235,000
9% 10/1/25 (a)	3,210,000	3,218,025
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	535,000	552,388
Corrections Corp. of America 5% 10/15/22	1,107,000	1,131,908
H&E Equipment Services, Inc. 5.625% 9/1/25 (a)	750,000	766,875
Hertz Corp.:
5.5% 10/15/24 (a)	12,540,000	10,878,450
6.25% 10/15/22	890,000	842,999
7.625% 6/1/22 (a)	750,000	772,500
IHS Markit Ltd.:
4% 3/1/26 (a)	400,000	388,000
4.75% 2/15/25 (a)	955,000	976,488
5% 11/1/22 (a)	200,000	207,000
KAR Auction Services, Inc. 5.125% 6/1/25 (a)	810,000	816,075
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	790,000	718,900
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (a)	285,000	288,221
The GEO Group, Inc. 6% 4/15/26	345,000	343,810
United Rentals North America, Inc. 5.875% 9/15/26	1,270,000	1,334,135
		34,529,855
Steel - 0.7%
ArcelorMittal SA:
7.25% 10/15/39 (c)	421,000	519,809
7.25% 3/1/41 (c)	207,000	251,526
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (a)	715,000	756,113
Cliffs Natural Resources, Inc. 5.75% 3/1/25 (a)	4,460,000	4,328,988
		5,856,436
Super Retail - 0.3%
Asbury Automotive Group, Inc. 6% 12/15/24	1,125,000	1,167,188
DBP Holding Corp. 7.75% 10/15/20 (a)	175,000	94,500
Netflix, Inc. 4.375% 11/15/26	430,000	412,800
PetSmart, Inc.:
5.875% 6/1/25 (a)	535,000	417,300
8.875% 6/1/25 (a)	535,000	341,063
Sonic Automotive, Inc. 6.125% 3/15/27	635,000	627,063
		3,059,914
Technology - 1.4%
CDW LLC/CDW Finance Corp. 5.5% 12/1/24	495,000	516,038
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.875% 6/15/21 (a)	1,435,000	1,467,288
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (a)	1,155,000	1,204,088
Itron, Inc. 5% 1/15/26 (a)	745,000	741,275
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (a)	625,000	646,875
Micron Technology, Inc. 5.25% 1/15/24 (a)	2,455,000	2,516,375
Nuance Communications, Inc. 5.625% 12/15/26	1,760,000	1,782,000
Open Text Corp. 5.875% 6/1/26 (a)	770,000	800,800
Sabre GLBL, Inc. 5.25% 11/15/23 (a)	705,000	710,288
Symantec Corp. 5% 4/15/25 (a)	505,000	515,152
TTM Technologies, Inc. 5.625% 10/1/25 (a)	305,000	303,475
VeriSign, Inc. 4.625% 5/1/23	695,000	700,213
		11,903,867
Telecommunications - 6.3%
Altice Financing SA:
6.625% 2/15/23 (a)	2,965,000	2,961,294
7.5% 5/15/26 (a)	2,865,000	2,886,488
Altice Finco SA:
7.625% 2/15/25 (a)	2,270,000	2,235,950
8.125% 1/15/24 (a)	2,415,000	2,469,338
CommScope Technologies Finance LLC 6% 6/15/25 (a)	405,000	418,284
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24	610,000	614,575
5.375% 3/15/27	290,000	290,725
Frontier Communications Corp. 11% 9/15/25	4,580,000	3,589,575
GCI, Inc. 6.875% 4/15/25	1,835,000	1,940,513
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.5% 7/1/22 (a)	770,000	862,400
Inmarsat Finance PLC 4.875% 5/15/22 (a)	395,000	391,169
Intelsat Jackson Holdings SA:
5.5% 8/1/23	1,255,000	1,038,513
7.5% 4/1/21	205,000	186,166
8% 2/15/24 (a)	1,085,000	1,139,250
Level 3 Financing, Inc.:
5.125% 5/1/23	1,010,000	1,010,000
5.375% 1/15/24	925,000	920,375
5.375% 5/1/25	335,000	332,488
5.625% 2/1/23	830,000	838,300
Neptune Finco Corp.:
6.625% 10/15/25 (a)	3,340,000	3,507,000
10.125% 1/15/23 (a)	760,000	847,476
10.875% 10/15/25 (a)	369,000	435,420
Sable International Finance Ltd. 6.875% 8/1/22 (a)	1,750,000	1,855,000
SFR Group SA:
6% 5/15/22 (a)	1,185,000	1,150,931
6.25% 5/15/24 (a)	695,000	647,219
7.375% 5/1/26 (a)	1,440,000	1,390,032
Sprint Capital Corp. 6.875% 11/15/28	1,125,000	1,074,375
Sprint Communications, Inc. 6% 11/15/22	1,335,000	1,318,313
Sprint Corp.:
7.125% 6/15/24	3,395,000	3,341,953
7.25% 9/15/21	1,845,000	1,925,719
7.875% 9/15/23	2,105,000	2,178,675
T-Mobile U.S.A., Inc.:
6% 3/1/23	1,150,000	1,196,000
6% 4/15/24	1,840,000	1,913,600
6.5% 1/15/26	630,000	675,675
6.625% 4/1/23	3,625,000	3,753,325
Telesat Canada/Telesat LLC 8.875% 11/15/24 (a)	735,000	806,663
ViaSat, Inc. 5.625% 9/15/25 (a)	1,070,000	1,045,925
Wind Tre SpA 5% 1/20/26 (a)	1,755,000	1,510,002
Zayo Group LLC/Zayo Capital, Inc. 5.75% 1/15/27 (a)	980,000	984,900
		55,683,606
Transportation Ex Air/Rail - 1.8%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	3,155,000	2,579,213
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	7,865,000	6,424,722
11.25% 8/15/22 (a)	1,600,000	1,622,000
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (a)	210,000	203,175
Teekay Corp. 8.5% 1/15/20	4,785,000	4,976,400
		15,805,510
Utilities - 4.7%
Calpine Corp.:
5.25% 6/1/26 (a)	1,140,000	1,105,800
5.75% 1/15/25	3,645,000	3,417,188
Cortes NP Acquisition Corp. 9.25% 10/15/24 (a)	1,540,000	1,624,700
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	1,920,000	2,092,800
Dynegy, Inc.:
7.375% 11/1/22	300,000	316,125
7.625% 11/1/24	8,420,000	9,051,500
8% 1/15/25 (a)	1,495,000	1,623,944
8.125% 1/30/26 (a)	765,000	837,675
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	660,000	659,175
7% 6/15/23	2,030,000	2,068,063
InterGen NV 7% 6/30/23 (a)	8,230,000	8,209,425
NRG Energy, Inc. 5.75% 1/15/28 (a)	680,000	671,364
NRG Yield Operating LLC 5% 9/15/26	485,000	476,454
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	775,739	849,434
Pattern Energy Group, Inc. 5.875% 2/1/24 (a)	440,000	453,200
Talen Energy Supply LLC:
6.5% 6/1/25	2,950,000	2,278,875
10.5% 1/15/26 (a)	3,805,000	3,567,188
The AES Corp.:
5.125% 9/1/27	535,000	541,688
6% 5/15/26	1,515,000	1,590,750
		41,435,348

TOTAL NONCONVERTIBLE BONDS		713,657,261

TOTAL CORPORATE BONDS
(Cost $716,364,088)		720,710,491
	Shares	Value

Common Stocks - 0.0%
Automotive & Auto Parts - 0.0%
Chassix Holdings, Inc. warrants 7/29/20 (e)(g)	3,722	36,959
UC Holdings, Inc. (e)	13,838	340,692

TOTAL AUTOMOTIVE & AUTO PARTS		377,651

Environmental - 0.0%
Tervita Corp. Class A (e)(g)	10,214	73,389
TOTAL COMMON STOCKS
(Cost $1,677,730)		451,040

Preferred Stocks - 1.1%
Convertible Preferred Stocks - 0.6%
Energy - 0.3%
Chesapeake Energy Corp. Series A, 5.75%	5,300	3,009,764
Telecommunications - 0.1%
Crown Castle International Corp. Series A, 6.875%	880	973,468
Utilities - 0.2%
Dynegy, Inc. 7.00%	21,400	1,749,450

TOTAL CONVERTIBLE PREFERRED STOCKS		5,732,682

Nonconvertible Preferred Stocks - 0.5%
Environmental - 0.5%
Tervita Corp. Series A (e)(g)	559,673	4,021,341
TOTAL PREFERRED STOCKS
(Cost $9,413,006)		9,754,023
	Principal Amount	Value

Bank Loan Obligations - 4.6%
Building Materials - 0.1%
Beacon Roofing Supply, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8297% 1/2/25 (c)(f)	1,200,000	1,205,004
Cable/Satellite TV - 0.1%
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1393% 1/25/26 (c)(f)	285,000	285,237
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.8456% 8/19/23 (c)(f)	543,638	541,262

TOTAL CABLE/SATELLITE TV		826,499

Chemicals - 0.1%
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 9/22/24 (c)(f)	107,326	107,963
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 9/22/24 (c)(f)	247,674	249,146
Venator Materials LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.648% 8/8/24 (c)(f)	79,800	80,099

TOTAL CHEMICALS		437,208

Containers - 0.0%
Plastipak Packaging, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.45% 10/14/24 (c)(f)	49,875	50,149
Energy - 0.7%
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.9706% 12/31/21 (c)(f)	825,000	930,188
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.34% 12/31/22 (c)(f)	2,375,000	2,401,719
Citgo Petroleum Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1947% 7/29/21 (c)(f)	2,562,389	2,551,191

TOTAL ENERGY		5,883,098

Environmental - 0.1%
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.5747% 8/1/24 (c)(f)	703,238	704,412
Wrangler Buyer Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.648% 9/28/24 (c)(f)	90,000	90,431

TOTAL ENVIRONMENTAL		794,843

Food & Drug Retail - 0.3%
Albertson's LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.398% 8/25/21 (c)(f)	1,095,000	1,079,790
Lannett Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.023% 11/25/22 (c)(f)	1,522,394	1,518,588

TOTAL FOOD & DRUG RETAIL		2,598,378

Gaming - 0.5%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.398% 12/22/24 (c)(f)	2,190,000	2,203,425
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.148% 4/18/24 (c)(f)	1,442,750	1,448,709
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9786% 10/4/23 (c)(f)	572,101	576,466

TOTAL GAMING		4,228,600

Healthcare - 1.0%
Community Health Systems, Inc. Tranche H, term loan 3 month U.S. LIBOR + 3.000% 4.9842% 1/27/21 (c)(f)	743,212	725,479
Kindred Healthcare, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.25% 4/9/21 (c)(f)	1,169,253	1,171,451
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.4434% 6/30/21 (c)(f)	6,697,837	6,748,071
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.9434% 12/31/22 (c)(f)	383,046	384,291

TOTAL HEALTHCARE		9,029,292

Insurance - 0.0%
Asurion LLC Tranche B, term loan 3 month U.S. LIBOR + 6.000% 7.648% 8/4/25 (c)(f)	255,000	261,184
Paper - 0.1%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.1934% 3/14/22 (c)(f)	1,254,605	1,257,515
Publishing/Printing - 0.0%
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.148% 8/24/22 (c)(f)	34,901	35,017
Restaurants - 0.1%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.9158% 2/17/24 (c)(f)	830,058	831,096
Services - 0.4%
Almonde, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.4842% 6/13/24 (c)(f)	447,750	447,423
Avantor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.648% 11/21/24 (c)(f)	2,085,000	2,104,974
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.148% 4/26/24 (c)(f)	1,172,231	1,178,643

TOTAL SERVICES		3,731,040

Steel - 0.2%
Big River Steel LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.6934% 8/23/23 (c)(f)	1,421,438	1,442,759
Technology - 0.2%
First Data Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8707% 4/26/24 (c)(f)	507,612	508,460
Kronos, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2995% 11/1/23 (c)(f)	637,533	641,447
Veritas U.S., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.1934% 1/27/23 (c)(f)	533,257	530,148

TOTAL TECHNOLOGY		1,680,055

Telecommunications - 0.5%
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4% 6/15/24 (c)(f)	279,449	274,908
Intelsat Jackson Holdings SA:
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.4563% 1/2/24 (c)(f)	300,000	305,463
Tranche B-5, term loan 6.625% 1/2/24	300,000	300,891
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.5735% 2/1/24 (c)(f)	3,164,325	3,158,566
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1875% 2/3/24 (c)(f)	610,388	610,577

TOTAL TELECOMMUNICATIONS		4,650,405

Transportation Ex Air/Rail - 0.1%
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.15% 6/22/22 (c)(f)	681,375	680,523
Utilities - 0.1%
Cortes NP Acquisition Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.5797% 11/30/23 (c)(f)	657,543	660,831
Vistra Operations Co. LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 3.8541% 12/14/23 (c)(f)	356,400	358,132

TOTAL UTILITIES		1,018,963

TOTAL BANK LOAN OBLIGATIONS
(Cost $40,110,781)		40,641,628

Preferred Securities - 3.2%
Banks & Thrifts - 2.9%
Bank of America Corp.:
6.1% (c)(h)	575,000	625,487
6.25% (c)(h)	1,320,000	1,459,602
Barclays Bank PLC 7.625% 11/21/22	2,485,000	2,818,459
Barclays PLC:
6.625% (c)(h)	4,705,000	4,906,384
8.25% (c)(h)	825,000	870,306
BNP Paribas SA 6.75% (a)(c)(h)	1,555,000	1,708,674
Citigroup, Inc.:
5.875% (c)(h)	1,530,000	1,623,950
6.3% (c)(h)	525,000	562,352
Credit Agricole SA:
6.625% (a)(c)(h)	1,410,000	1,480,520
7.875% (a)(c)(h)	1,530,000	1,730,621
Credit Suisse Group AG 7.5% (a)(c)(h)	855,000	962,972
JPMorgan Chase & Co. 6.125% (c)(h)	470,000	506,439
Lloyds Banking Group PLC 7.5% (c)(h)	1,535,000	1,703,210
Royal Bank of Scotland Group PLC:
7.5% (c)(h)	2,355,000	2,498,910
8.625% (c)(h)	1,610,000	1,802,579

TOTAL BANKS & THRIFTS		25,260,465

Energy - 0.3%
DCP Midstream Partners LP 7.375% (c)(h)	1,635,000	1,684,853
Summit Midstream Partners LP 9.5% (c)(h)	1,065,000	1,120,737

TOTAL ENERGY		2,805,590

TOTAL PREFERRED SECURITIES
(Cost $26,038,514)		28,066,055
	Shares	Value

Money Market Funds - 8.2%
Fidelity Cash Central Fund, 1.41% (i)
(Cost $72,531,888)	72,525,360	72,539,865
TOTAL INVESTMENT IN SECURITIES - 98.7%
(Cost $866,136,007)		872,163,102
NET OTHER ASSETS (LIABILITIES) - 1.3%		11,176,571
NET ASSETS - 100%		$883,339,673

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $400,061,064 or 45.3% of net assets.

 (b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Level 3 security

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Non-income producing

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$480,831
Total	$480,831

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$377,651	$--	$--	$377,651
Energy	3,009,764	--	3,009,764	--
Industrials	4,094,730	--	--	4,094,730
Real Estate	973,468	--	973,468	--
Utilities	1,749,450	--	1,749,450	--
Corporate Bonds	720,710,491	--	720,710,491	--
Bank Loan Obligations	40,641,628	--	40,641,628	--
Preferred Securities	28,066,055	--	28,066,055	--
Money Market Funds	72,539,865	72,539,865	--	--
Total Investments in Securities:	$872,163,102	$72,539,865	$795,150,856	$4,472,381

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	76.9%
Canada	6.7%
Luxembourg	4.3%
United Kingdom	2.2%
Multi-National	1.7%
Netherlands	1.4%
Austria	1.2%
Bermuda	1.0%
France	1.0%
Others (Individually Less Than 1%)	3.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $793,604,119)	$799,623,237
Fidelity Central Funds (cost $72,531,888)	72,539,865
Total Investment in Securities (cost $866,136,007)		$872,163,102
Cash		855,174
Receivable for investments sold		4,455,015
Interest receivable		12,896,680
Distributions receivable from Fidelity Central Funds		83,978
Total assets		890,453,949
Liabilities
Payable for investments purchased	$3,301,241
Distributions payable	3,627,177
Other payables and accrued expenses	185,858
Total liabilities		7,114,276
Net Assets		$883,339,673
Net Assets consist of:
Paid in capital		$876,939,675
Undistributed net investment income		396,047
Accumulated undistributed net realized gain (loss) on investments		(23,144)
Net unrealized appreciation (depreciation) on investments		6,027,095
Net Assets, for 7,826,536 shares outstanding		$883,339,673
Net Asset Value, offering price and redemption price per share ($883,339,673 ÷ 7,826,536 shares)		$112.86

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2018 (Unaudited)
Investment Income
Dividends		$1,476,153
Interest		26,678,610
Income from Fidelity Central Funds		480,831
Total income		28,635,594
Expenses
Custodian fees and expenses	$8,606
Independent directors' fees and expenses	1,587
Legal	15
Total expenses before reductions	10,208
Expense reductions	(3,001)	7,207
Net investment income (loss)		28,628,387
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,403,521
Total net realized gain (loss)		5,403,521
Change in net unrealized appreciation (depreciation) on investment securities		(12,546,541)
Net gain (loss)		(7,143,020)
Net increase (decrease) in net assets resulting from operations		$21,485,367

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,628,387	$56,853,267
Net realized gain (loss)	5,403,521	(4,096,948)
Change in net unrealized appreciation (depreciation)	(12,546,541)	27,125,921
Net increase (decrease) in net assets resulting from operations	21,485,367	79,882,240
Distributions to shareholders from net investment income	(28,064,258)	(57,015,512)
Distributions to shareholders from net realized gain	(616,160)	–
Total distributions	(28,680,418)	(57,015,512)
Reinvestment of distributions	5,248,497	10,025,660
Cost of shares redeemed	(14,846)	–
Net increase (decrease) in net assets resulting from share transactions	5,233,651	10,025,660
Total increase (decrease) in net assets	(1,961,400)	32,892,388
Net Assets
Beginning of period	885,301,073	852,408,685
End of period	$883,339,673	$885,301,073
Other Information
Undistributed net investment income end of period	$396,047	$–
Distributions in excess of net investment income end of period	$–	$(168,082)
Shares
Sold	–	–
Issued in reinvestment of distributions	46,016	89,052
Redeemed	(131)	–
Net increase (decrease)	45,885	89,052

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity High Income Central Fund 2

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$113.78	$110.82	$109.78	$118.45	$114.34	$113.92
Income from Investment Operations
Net investment income (loss)A	3.670	7.352	7.278	7.064	7.292	7.828
Net realized and unrealized gain (loss)	(.913)	2.982	.631	(8.871)	3.876	(.180)
Total from investment operations	2.757	10.334	7.909	(1.807)	11.168	7.648
Distributions from net investment income	(3.598)	(7.374)	(6.869)	(6.863)	(7.058)	(7.228)
Distributions from net realized gain	(.079)	–	–	–	–	–
Total distributions	(3.677)	(7.374)	(6.869)	(6.863)	(7.058)	(7.228)
Net asset value, end of period	$112.86	$113.78	$110.82	$109.78	$118.45	$114.34
Total ReturnB,C	2.43%	9.60%	7.75%	(1.58)%	9.97%	6.79%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	.01%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	- %F,G	.01%	- %G	- %G	- %G	- %G
Expenses net of all reductions	- %F,G	.01%	- %G	- %G	- %G	- %G
Net investment income (loss)	6.49%F	6.54%	6.93%	6.19%	6.20%	6.73%
Supplemental Data
Net assets, end of period (000 omitted)	$883,340	$885,301	$852,409	$792,221	$872,004	$790,909
Portfolio turnover rateH	62%F	46%	47%	40%	56%	42%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2018

1. Organization.

Fidelity High Income Central Fund 2 (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, contingent interest, certain conversion ratio adjustments, partnerships, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$28,361,176
Gross unrealized depreciation	(22,691,502)
Net unrealized appreciation (depreciation)	$5,669,674
Tax cost	$866,493,428

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Long-Term	$(4,356,351)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $247,970,173 and $259,358,031, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $12.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,989.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

8. Litigation.

The Fund, and other entities managed by FMR or its affiliates were named as defendants in a lawsuit filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on certain collateral securing the debt prior to the 2009 payments. In September 2017, an opinion was issued in a trial intended to help determine the value of any remaining, unreleased collateral. Management is evaluating the impact of this ruling and the parties have agreed to mediation. At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $1,316,020 received in 2009. The Fund is also incurring legal costs in defending the case.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Actual	.0023%	$1,000.00	$1,024.30	$.01
Hypothetical-C		$1,000.00	$1,024.78	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

HICII-SANN-0418
1.861965.109

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 24, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 24, 2018